FORM 5500, SCHEDULE H, PART IV, LINE 4a - SCHEDULE OF DELINQUENT PARTICIPANT CONTRIBUTIONS (Details) - North America 401(k) Savings Plan	12 Months Ended
Dec. 31, 2025 USD ($)
DELINQUENT PARTICIPANT CONTRIBUTIONS
Entity tax identification number	04-2835488
Plan number	002
Participant Contributions Transferred Late to Plan	$ 29,124
Participant Contribution Late Repayment Included	true
Contributions Corrected Outside VFCP	$ 29,124